Financial assets, liabilities and financial result (excluding Orange Bank) - Net financial debt - Tabular disclosure (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 35,260	€ 37,076	€ 34,019
Derivatives liabilities current and non-current	804	436	845
Derivative assets current and non-current	(294)	(573)	(385)
Other comprehensive income components related to unmatured hedging instruments	(541)	(542)	(721)
Gross financial debt after derivatives	35,229	36,397	33,758
Assets included in the calculation of net financial debt	(11,740)	(10,931)	(8,317)
Net financial debt	23,489	25,466	25,441
Cash collateral paid [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(642)	(123)	(553)
Investments at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(3,206)	(4,696)	(2,683)
IFRS Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(5,140)	(3,651)	(2,523)
IFRS Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Assets included in the calculation of net financial debt	(2,751)	(2,462)	(2,558)
TDIRA [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	636	822	822
Bonds, financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	29,848	30,893	27,070
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,671	4,013	3,664
Debt relating to financed assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	295	125
Finance lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			584
Cash collateral received [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	31	261	82
NEU Commercial Paper
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	555	158	1,116
IFRS Bank Overdrafts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	154	203	318
Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 70	€ 602	€ 363